CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 988	$ 6,946
Trade receivables	7,523	5,350
Inventories	4,954	3,966
Deferred income taxes, see note 1	0	735
Assets Held For Sale	841	0
Prepaid Expenses	1,362	910
Other Current Assets	1,293	491
Total current assets	16,961	18,398
Other non-current assets	1,235	2,341
Deferred Income Taxes	725	250
Property, plant and equipment, net	8,073	6,544
Identifiable intangible assets, net	21,487	7,675
Goodwill	44,409	19,025
Total assets	92,890	54,233
Current liabilities:
Short-term debt	3,276	1,585
Sales Reserves And Allowances	7,839	6,601
Trade payables	2,157	1,918
Employee Related Obligations	859	710
Accrued Expenses	3,405	1,681
Liabilities Held For Sale	116	0
Other current liabilities	867	510
Total current liabilities	18,519	13,005
Long-term liabilities:
Deferred income taxes	5,215	1,748
Other taxes and long term liabilities	1,639	1,195
Senior notes and loans	32,524	8,358
Total long term liabilities	39,378	11,301
Total liabilities	57,897	24,306
Teva shareholders' equity:
Preferred Shares	3,620	3,291
Ordinary shares	54	52
Additional paid-in capital	23,409	17,757
Retained earnings	13,607	14,851
Accumulated other comprehensive loss	(3,159)	(1,955)
Treasury shares	(4,194)	(4,227)
Stockholders' equity attributable to Teva shareholders	33,337	29,769
Non-controlling interests	1,656	158
Total equity	34,993	29,927
Total liabilities and equity	$ 92,890	$ 54,233